Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2018	2017

Deferred tax assets:
Depreciation	$339	$83
Start-up and organizational costs	68,077	4,782
Stock compensation expense	16,530	-
Net operating loss carryforward	24,358	5,777
Gross deferred tax assets	109,304	10,642
Valuation allowance recognized for deferred tax assets	(109,304)	(10,642)
Net deferred tax assets	$-	$-

Schedule of net deferred tax asset (liability)
	2018	2017

Deferred tax assets:
Depreciation	$339	$83
Start-up and organizational costs	68,077	4,782
Stock compensation expense	16,530	-
Net operating loss carryforward	24,358	5,777
Gross deferred tax assets	109,304	10,642
Valuation allowance recognized for deferred tax assets	(109,304)	(10,642)
Net deferred tax assets	$-	$-